Revenue information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 3,557,137	$ 515,736	¥ 2,779,063	¥ 2,241,063
Revenue	98.10%	98.10%	97.10%	97.80%
Point in time
Disaggregation of Revenue [Line Items]
Total revenues	¥ 3,344,399		¥ 2,590,714	¥ 2,068,222
Over time
Disaggregation of Revenue [Line Items]
Total revenues	212,738		188,349	172,841
Sales of goods revenues
Disaggregation of Revenue [Line Items]
Total revenues	2,434,244	$ 352,932	1,983,817	1,678,234
Automotive computing platform
Disaggregation of Revenue [Line Items]
Total revenues	1,690,849		1,423,548	1,265,227
SoC Core Modules
Disaggregation of Revenue [Line Items]
Total revenues	660,554		333,421	203,402
Automotive merchandise and other products
Disaggregation of Revenue [Line Items]
Total revenues	82,841		226,848	209,605
Software license revenues .
Disaggregation of Revenue [Line Items]
Total revenues	404,469		261,265	71,297
Service revenues
Disaggregation of Revenue [Line Items]
Total revenues	718,424	$ 104,162	533,981	491,532
Automotive computing platform - Design and development service
Disaggregation of Revenue [Line Items]
Total revenues	468,770		306,358	297,801
Connectivity service
Disaggregation of Revenue [Line Items]
Total revenues	212,738		188,349	172,841
Other services
Disaggregation of Revenue [Line Items]
Total revenues	¥ 36,916		¥ 39,274	¥ 20,890